Agreements With UMD And DUKE - Additional information (Detail) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 04, 2021	Feb. 01, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Agreement Disclosure [Line Items]
Common stock, capital shares reserved for future issuance							32,173,308	32,599,760
Research and development expense			$ 5,477	$ 2,696	$ 9,131	$ 5,304	$ 10,157	$ 6,889
Percentage of common stock holding			0.50%		0.50%		0.50%
Common stock, shares issued			6,635,988		6,635,988		6,262,460	5,536,062
Stock shares issued during the period for services, value							$ 2,903
Common Stock [Member]
Agreement Disclosure [Line Items]
Stock shares issued during the period for services, shares							299,946
University Of Maryland [Member] | Prospective Sale Or Liquidation Of The Company [Member]
Agreement Disclosure [Line Items]
Common stock shares contingently issuable							111,002
Option Agreement [Member]
Agreement Disclosure [Line Items]
Agreement, option to extend					extend another year				extend another year
Option Agreement [Member] | University Of Maryland [Member]
Agreement Disclosure [Line Items]
Agreement term					5 years				5 years
Common stock, capital shares reserved for future issuance			158,825		158,825				158,825
Option Agreement [Member] | University Of Maryland [Member] | Common Stock [Member]
Agreement Disclosure [Line Items]
Stock issued during the period purchase of assets					31,765				31,765
Option Agreement [Member] | Duke [Member]
Agreement Disclosure [Line Items]
Agreement term									5 years
Common stock, capital shares reserved for future issuance									158,825
Research and development expense			$ 100	$ 0	$ 300	$ 0
Option Agreement [Member] | Duke [Member] | Common Stock [Member]
Agreement Disclosure [Line Items]
Stock issued during the period purchase of assets									31,765
Option Agreement [Member] | University Of Maryland And Duke [Member] | Patents [Member] | Initial Patents Received [Member]
Agreement Disclosure [Line Items]
Stock issued during the period purchase of assets									35,294
Amended License Agreement [Member] | University Of Maryland [Member]
Agreement Disclosure [Line Items]
Option agreement indexed to equity, shares available for issuance, fair value		$ 1,600
Amended License Agreement [Member] | University Of Maryland [Member] | Common Stock [Member]
Agreement Disclosure [Line Items]
Stock issued during the period purchase of assets		63,530
Amended Option Agreement [Member] | University Of Maryland [Member]
Agreement Disclosure [Line Items]
Research and development expense			500		700
Option agreement indexed to equity, shares available for issuance, fair value	$ 800
Amended Option Agreement [Member] | University Of Maryland [Member] | Common Stock [Member]
Agreement Disclosure [Line Items]
Option agreement, remaining number of shares available for issuance	31,765
Amended Option Agreement [Member] | Duke [Member] | Research And Development Services [Member]
Agreement Disclosure [Line Items]
Research and development expense							$ 19
Extended date of agreement							Jul. 15, 2026
Stock shares issued during the period for services, shares							299,946
Stock shares issued during the period for services, value			$ 737		$ 2,381		$ 2,900
Prepaid expenses non current							$ 2,900
Amended Option Agreement [Member] | Duke [Member] | Common Stock [Member] | Research And Development Services [Member]
Agreement Disclosure [Line Items]
Stock shares issued during the period for services, shares			95,295		95,295
License And Option Agreement [Member] | University Of Maryland [Member] | Intellectual Property [Member] | For The Acquisition Of Intellectual Property Rights [Member]
Agreement Disclosure [Line Items]
Common stock, shares issued								81,177
License And Option Agreement [Member] | Duke [Member] | Intellectual Property [Member] | For The Acquisition Of Intellectual Property Rights [Member]
Agreement Disclosure [Line Items]
Common stock, shares issued								81,177